UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 1999
                                                -------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          3628 WHEELER ROAD
                  AUGUSTA, GA 30909

Form 13F File Number:    28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

    /S/ KEVIN M. WILSON              Augusta, GA              August 5, 1999
    ----------------------------    -----------------------  ---------------
    [Signature]                     [City, State]                [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     82
                                                  -------------------------

Form 13F Information Table Value Total:                $170,980749
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]





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


                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 06/30/99



                                                                         Investment Descretion                   Voting Authority
                  Title             CUSIP         Market                -----------------------------         ----------------------
Name of Issuer  & of Class          Number        Value       Shares  (a)Sole (b)Shared (c)Other Manager (a)Sole (b)Shared  (c)Other
--------------------------          ----------    ----------  ------  ------- --------- -------- ------- ------- ---------  --------

Coca-Cola                   COM      191216100    18,114,218  292,165    292,165                                            292,165
Microsoft Corp              COM      594918104    15,580,793  172,760    172,760                                            172,760
Charles Schwab Corp         COM      808513105    11,309,295  103,755    103,755                                            103,755
Merck & Co Inc              COM      589331107     7,853,579  106,670    106,670                                            106,670
T Rowe Price Assoc Inc      COM      741477103     6,539,100  170,400    170,400                                            170,400
Cisco Systems               COM      17275R102     5,781,977   89,730     89,730                                             89,730
Macrovision                 COM      555904101     5,690,500   76,000     76,000                                             76,000
Johnson & Johnson           COM      478160104     5,564,048   56,776     56,776                                             56,776
General Electric Co         COM      369604103     5,500,501   48,677     48,677                                             48,677
Paychex Inc                 COM      704326107     5,058,276  158,691    158,691                                            158,691
American Express Co         COM      025816109     5,022,825   38,600     38,600                                             38,600
Royal Dutch Petrol          COM      780257705     4,725,287   78,428     78,428                                             78,428
American Int'l Group        COM      026874107     4,527,140   38,611     38,611                                             38,611
Jefferson Pilot Corp        COM      475070108     3,767,609   56,923     56,923                                             56,923
Mobil Corp                  COM      607059102     3,596,179   36,417     36,417                                             36,417
Standard&Poors Dep Recs     COM      78462F103     3,159,905   23,065     23,065                                             23,065
Alltel Corp                 COM      020039103     2,924,350   40,900     40,900                                             40,900
Gillette Co                 COM      375766102     2,714,651   66,211     66,211                                             66,211
Bank of America Corp        COM      060505104     2,709,864   36,963     36,963                                             36,963
Suntrust Banks Inc          COM      867914103     2,492,806   35,900     35,900                                             35,900
Walt Disney Holdings Co     COM      254687106     2,469,899   80,159     80,159                                             80,159
Hershey Foods Corp          COM      427866108     2,386,875   40,200     40,200                                             40,200
Delta & Pine Land Co        COM      247357106     2,223,900   70,600     70,600                                             70,600
Intel Corp                  COM      458140100     1,919,708   32,264     32,264                                             32,264
Exxon Corp                  COM      302290101     1,819,147   23,587     23,587                                             23,587
FDX Corp                    COM      31304N107     1,736,000   32,000     32,000                                             32,000
Interpublic GroupofCos      COM      460690100     1,615,556   18,650     18,650                                             18,650
Minn Mining & Man           COM      604059105     1,480,459   17,029     17,029                                             17,029
First Union Corp            COM      337358105     1,438,915   30,534     30,534                                             30,534
SBC Communications          COM      78387G103     1,318,688   22,736     22,736                                             22,736
BellSouth Corp              COM      079860102     1,312,256   28,450     28,450                                             28,450
Equity Rsntl Pptys Tr       COM      29476L107     1,211,731   26,890     26,890                                             26,890
Pfizer Inc                  COM      717081103     1,207,175   11,075     11,075                                             11,075
American Water Works        COM      030411102       982,463   31,950     31,950                                             31,950
Norfolk Southern Corp       COM      655844108       948,847   31,497     31,497                                             31,497
HSB Group Inc               COM      40428N109       941,134   22,850     22,850                                             22,850
Swiss Helvetia Fund Inc     COM      870875101       917,088   65,800     65,800                                             65,800
Sector Spdr Tech Select     COM      81369Y803       907,200   22,400     22,400                                             22,400
Lucent Technologies Inc     COM      549463107       848,634   12,584     12,584                                             12,584
Georgia Bank Fin Corp       COM      373993948       799,150   29,060     29,060                                             29,060
PepsiCo Inc                 COM      713448108       766,593   19,815     19,815                                             19,815
Kimberly Clark Corp         COM      494368103       720,936   12,648     12,648                                             12,648
Anheuser-Busch Co Inc       COM      035229103       715,050   10,080     10,080                                             10,080
Bristol Myers Squibb Co     COM      110122108       655,069    9,300      9,300                                              9,300
Mattel Inc                  COM      577081102       643,459   24,630     24,630                                             24,630
St Joe Company              COM      790148100       631,800   23,400     23,400                                             23,400
Dover Corporation           COM      260003108       630,000   18,000     18,000                                             18,000
Bank Granite Corp           COM      062401104       597,156   24,250     24,250                                             24,250
Home Depot                  COM      437076102       594,114    9,220      9,220                                              9,220
BerkshireHathawayClB        COM      084670207       551,040      246        246                                                246
Genuine Parts Co            COM      372460105       530,250   15,150     15,150                                             15,150
Intern'l Business Mach      COM      459200101       478,225    3,700      3,700                                              3,700
Schlumberger Ltd            COM      806857108       445,813    7,000      7,000                                              7,000
Corning Inc                 COM      219350105       445,294    6,350      6,350                                              6,350
Southern Company Prf A      COM      84258T208       375,000   15,000     15,000                                             15,000
America Online Inc          COM      02364J104       361,350    3,285      3,285                                              3,285
Sector Spdr Engy Select     COM      81369Y506       345,169   12,300     12,300                                             12,300
Wachovia Corp               COM      929771103       342,250    4,000      4,000                                              4,000
Campbell Soup               COM      134429109       333,900    7,200      7,200                                              7,200
Duke Energy                 COM      264399106       295,945    5,436      5,436                                              5,436
Southtrust Corp             COM      844730101       287,813    7,500      7,500                                              7,500
Diamond Trust Ser I         COM      252787106       284,375    2,600      2,600                                              2,600
Blackrock StratTermTst      COM      09247P108       277,313   30,600     30,600                                             30,600
Bell Atlantic               COM      077853109       270,587    4,139      4,139                                              4,139
Invesco Glbl Hlth Sci       COM      46128N109       257,008   16,126     16,126                                             16,126
Emerson Electric Co         COM      291011104       252,631    4,014      4,014                                              4,014
Clarcor Inc                 COM      179895107       249,438   13,000     13,000                                             13,000
US West Inc                 COM      91273H101       247,573    4,214      4,214                                              4,214
Kroll O Gara Co             COM      501050108       244,894   11,100     11,100                                             11,100
Compaq Computer Corp        COM      204493100       237,804   10,039     10,039                                             10,039
Cousins Properties Inc      COM      222795106       236,688    7,000      7,000                                              7,000
Ameren Corp                 COM      023608102       227,756    5,935      5,935                                              5,935
GTE Corp                    COM      362320103       220,913    2,926      2,926                                              2,926
Tribune Company New         COM      896047107       217,813    2,500      2,500                                              2,500
AGL Resources Inc           COM      047753108       208,344   11,300     11,300                                             11,300
Federal-Mogul Corp          COM      313549107       208,000    4,000      4,000                                              4,000
Thermo Instruments          COM      883559106       160,000   10,000     10,000                                             10,000
Inovative Clinical
     Solutions              COM      45767E107       105,019   71,500     71,500                                             71,500
Fidelity Nat'l Corp         COM      316396100        97,680   10,560     10,560                                             10,560
Novel Denim Hldgs Ord       COM      G6674P109        80,938   10,000     10,000                                             10,000
Hlthcare Recoveries Inc     COM      42220K101        52,250   11,000     11,000                                             11,000
LXR Biotechnology Inc       COM      502468101         8,460   45,000     45,000                                             45,000
                                                 -----------  -------    -------                                            -------
OTHER QUALIFING HOLDINGS TOO SMALL TO REPORT n/a   4,971,311  156,948    156,948                                            156,948
                                                 ===========  =======    =======                                            =======
                                                 170,980,749
                                                 ===========
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